As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21631

Helios Advantage Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Helios Advantage Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 7.8%
Automotive - 1.3%
Ford Motor Co. 2
(Cost $594,331)	6.50%	08/01/18	$650	$734,500
Basic Industry -2.4%
Georgia-Pacific LLC	7.25	06/01/28	230	282,082
Georgia-Pacific LLC	7.38	12/01/25	270	344,019
Westlake Chemical Corp. 2	6.63	01/15/16	750	769,687
Total Basic Industry
(Cost $1,159,192)				1,395,788
Energy -2.0%
Pioneer Natural Resources Co.	6.65	03/15/17	500	580,734
SESI LLC 2	6.88	06/01/14	600	600,000
Total Energy
(Cost $1,030,437)				1,180,734
Telecommunications - 2.1%
Qwest Corp. 2
(Cost $886,641)	6.88	09/15/33	1,225	1,218,875
Total INVESTMENT GRADE CORPRATE BONDS
(Cost $3,670,601)				4,529,897
HIGH YIELD CORPORATE BONDS - 123.1%
Automotive - 6.6%
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	1,000	1,032,500
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25	06/15/21	525	539,437
Jaguar Land Rover PLC 3,4,6	8.13	05/15/21	575	593,688
Motors Liquidation Co. 8	7.13	07/15/33	250	25
Motors Liquidation Co. 8	8.38	07/15/33	1,750	175
Pittsburgh Glass Works LLC 3,4	8.50	04/15/16	765	703,800
Tenneco, Inc. 2	6.88	12/15/20	775	837,000
Visteon Corp.	6.75	04/15/19	110	106,975
Total Automotive
(Cost $3,598,345)				3,813,600
Basic Industry - 23.1%
AK Steel Corp. 2	7.63	05/15/20	775	654,875
Arch Coal, Inc.	8.75	08/01/16	550	525,250
Associated Materials LLC/AMH New Finance, Inc. 2	9.13	11/01/17	700	624,750
Building Materials Corporation of America 3,4	6.75	05/01/21	375	401,250
Cascades, Inc. 6	7.75	12/15/17	275	277,062
Cascades, Inc. 6	7.88	01/15/20	500	500,000
CONSOL Energy, Inc. 2	8.25	04/01/20	900	945,000
FMG Resources August 2006 Property Ltd. 3,4,6	6.88	04/01/22	500	503,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	700	603,750
Huntsman International LLC 2	8.63	03/15/21	1,000	1,127,500
Ineos Group Holdings SA 3,4,6	8.50	02/15/16	775	711,062
Ineos Finance PLC 3,4,6	9.00	05/15/15	400	422,000
Masonite International Corp. 2,3,4,6	8.25	04/15/21	775	798,250
Ply Gem Industries, Inc. 2	8.25	02/15/18	775	759,500
Solutia, Inc.	8.75	11/01/17	250	280,937
Steel Dynamics, Inc.	7.63	03/15/20	550	588,500
Tembec Industries, Inc. 2,6	11.25	12/15/18	775	773,062
United States Steel Corp. 2	7.00	02/01/18	1,400	1,382,500
USG Corp. 2	9.75	01/15/18	475	498,750
Verso Paper Holdings LLC/Verso Paper, Inc. 3,4	11.75	01/15/19	550	555,500
Xerium Technologies, Inc.	8.88	06/15/18	550	433,125
Total Basic Industry
(Cost $13,446,330)				13,366,373
Capital Goods - 10.7%
AAR Corp. 3,4	7.25	01/15/22	300	297,000
Berry Plastics Corp. 2	9.50	05/15/18	775	825,375
Coleman Cable, Inc. 2	9.00	02/15/18	550	566,500
Crown Cork & Seal Company, Inc. 2	7.38	12/15/26	975	1,033,500
Mueller Water Products, Inc.	7.38	06/01/17	500	500,000
Owens-Illinois, Inc.	7.80	05/15/18	575	654,781
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 2,3,4	9.00	04/15/19	775	773,062
Tekni-Plex, Inc. 3,4	9.75	06/01/19	425	429,250
Terex Corp.	6.50	04/01/20	300	303,750
Terex Corp. 2	8.00	11/15/17	475	492,813
Trimas Corp.	9.75	12/15/17	276	303,600
Total Capital Goods
(Cost $5,864,762)				6,179,631
Consumer Cyclical - 5.8%
DineEquity, Inc. 2	9.50	10/30/18	750	821,250
Levi Strauss & Co. 2	7.63	05/15/20	750	796,875
Limited Brands, Inc.	7.60	07/15/37	475	473,219
Limited Brands, Inc.	8.50	06/15/19	300	352,500

Helios Advantage Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Sally Holdings LLC/Sally Capital, Inc.	6.88%	11/15/19	$475	$516,562
The Neiman Marcus Group Inc. 2	10.38	10/15/15	375	389,066
Total Consumer Cyclical
(Cost $3,148,062)				3,349,472
Consumer Non-Cyclical - 5.2%
B&G Foods, Inc. 2	7.63	01/15/18	1,000	1,075,000
C&S Group Enterprises LLC 3,4	8.38	05/01/17	630	659,925
Easton-Bell Sports, Inc. 2	9.75	12/01/16	650	712,562
Jarden Corp. 2	7.50	05/01/17	500	560,000
Total Consumer Non-Cyclical
(Cost $2,807,388)				3,007,487
Energy - 21.2%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 2	8.63	10/15/20	775	819,562
Calfrac Holdings L.P. 2,3,4	7.50	12/01/20	700	668,500
Crosstex Energy L.P./Crosstex Energy Finance Corp. 2	8.88	02/15/18	675	712,969
EV Energy Partners L.P./EV Energy Finance Corp. 2	8.00	04/15/19	775	769,187
Frac Tech Services LLC/Frac Tech Finance, Inc. 3,4	8.13	11/15/18	455	458,413
Frontier Oil Corp.	8.50	09/15/16	550	577,500
GMX Resources, Inc. 7	11.00	12/01/17	286	233,136
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	750	750,000
Hilcorp Energy I LP/Hilcorp Finance Co. 3,4	8.00	02/15/20	550	592,625
Key Energy Services, Inc.	6.75	03/01/21	500	487,500
Linn Energy LLC/Linn Energy Finance Corp. 2	8.63	04/15/20	775	835,062
McJunkin Red Man Corp. 2	9.50	12/15/16	650	702,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	750	731,250
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	325	333,938
Plains Exploration & Production Co.	7.63	06/01/18	550	584,375
Precision Drilling Corp. 2,6	6.63	11/15/20	750	772,500
Quicksilver Resources, Inc. 2	11.75	01/01/16	450	438,188
Trinidad Drilling Ltd. 3,4,6	7.88	01/15/19	760	807,500
Venoco, Inc. 2	8.88	02/15/19	750	682,500
W&T Offshore, Inc.	8.50	06/15/19	255	263,288
Total Energy
(Cost $12,130,494)				12,219,993
Healthcare - 8.1%
HCA, Inc. 2	8.00	10/01/18	775	869,937
Health Management Associates, Inc. 2,3,4	7.38	01/15/20	775	824,406
inVentiv Health, Inc. 3,4	10.00	08/15/18	300	258,000
Pharmaceutical Product Development, Inc. 2,3,4	9.50	12/01/19	775	847,656
Polymer Group, Inc. 2	7.75	02/01/19	750	792,188
Service Corporation International 2	6.75	04/01/16	1,000	1,090,000
Total Healthcare
(Cost $4,324,646)				4,682,187
Media - 9.4%
American Reprographics Co. 2	10.50	12/15/16	750	753,750
Cablevision Systems Corp. 2	8.63	09/15/17	800	892,000
CCO Holdings LLC/CCO Holdings Capital Corp. 2	8.13	04/30/20	975	1,087,125
Cenveo Corp.	8.88	02/01/18	350	313,250
Clear Channel Communications, Inc. 2	9.00	03/01/21	750	652,500
Deluxe Corp. 2	7.38	06/01/15	600	609,000
Mediacom LLC/Mediacom Capital Corp. 2	9.13	08/15/19	775	850,562
National CineMedia LLC 3,4	6.00	04/15/22	275	279,813
Total Media
(Cost $5,391,639)				5,438,000
Real Estate - 1.3%
Realogy Corp. 3,4
(Cost $698,914)	7.88	02/15/19	775	757,563
Services - 18.5%
AMC Entertainment, Inc. 2	8.75	06/01/19	875	938,438
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2	8.25	01/15/19	775	831,188
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	200	222,250
Beazer Homes USA, Inc.	9.13	06/15/18	300	264,750
Caesars Entertainment Operating Company, Inc. 3,4	8.50	02/15/20	300	302,250
Caesars Entertainment Operating Company, Inc. 2	11.25	06/01/17	600	654,750
CityCenter Holdings LLC/CityCenter Finance Corp. 2	7.63	01/15/16	750	791,250
FTI Consulting, Inc.	7.75	10/01/16	500	516,875
Iron Mountain, Inc.	8.38	08/15/21	325	352,625
Iron Mountain, Inc. 2	8.75	07/15/18	700	722,750
Marina District Finance Company, Inc. 2	9.88	08/15/18	1,000	942,500
MGM Resorts International 2	7.63	01/15/17	775	800,187
MGM Resorts International 3,4	8.63	02/01/19	225	240,750
MTR Gaming Group, Inc.	11.50	08/01/19	221	226,628
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 3,4	8.88	04/15/17	750	783,750
PulteGroup, Inc. 2	6.38	05/15/33	750	618,750
Standard Pacific Corp. 2	8.38	05/15/18	550	600,875

Helios Advantage Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
UR Merger Sub Corp.	8.25%	02/01/21	$450	$479,250
UR Merger Sub Corp. 2	10.25	11/15/19	325	365,625
Total Services
(Cost $10,174,215)				10,655,441
Technology & Electronics - 2.8%
First Data Corp. 2,3,4	8.25	01/15/21	750	750,000
First Data Corp.	9.88	09/24/15	71	71,888
Freescale Semiconductor, Inc. 2	8.05	02/01/20	775	765,313
Total Technology & Electronics
(Cost $1,573,947)				1,587,201
Telecommunications - 8.2%
Cincinnati Bell, Inc.	8.25	10/15/17	345	358,800
Cincinnati Bell, Inc.	8.75	03/15/18	430	413,875
Frontier Communications Corp. 2	7.13	03/15/19	1,300	1,313,000
Level 3 Financing, Inc. 2	8.63	07/15/20	775	813,750
PAETEC Holding Corp.	9.88	12/01/18	500	558,750
Windstream Corp. 2	7.00	03/15/19	1,250	1,281,250
Total Telecommunications
(Cost $4,464,902)				4,739,425
Utility - 2.2%
Calpine Corp. 2,3,4	7.25	10/15/17	650	698,750
NRG Energy, Inc.	8.50	06/15/19	550	574,750
Total Utility
(Cost $1,195,449)				1,273,500
Total HIGH YIELD CORPORATE BONDS
(Cost $68,819,093)				71,069,873
TERM LOAN - 0.3%
Texas Competitive Electric Holdings Company LLC 1,4
(Cost $275,130)	4.74	10/10/17	334	199,344
			Shares	Value
COMMON STOCKS - 1.5%
Automotive - 0.3%
General Motors Co. 5			8,132	160,363
Motors Liquidation Company GUC Trust 5			2,042	25,015
Total Automotive
(Cost $380,638)				185,378
Basic Industry - 0.9%
Huntsman Corp.
(Cost $379,531)			37,905	490,491
Telecommunications - 0.3%
Frontier Communications Corp.			21,644	82,897
Windstream Corp.			11,050	106,743
Total Telecommunications
(Cost $325,638)				189,640
Total COMMON STOCKS
(Cost $1,085,807)				865,509
WARRANTS - 0.2%
Auotmotive - 0.2%
General Motors Co. 5
Expiration: July 2019
Exercise Price: $18.33			7,393	50,125
General Motors Co. 5
Expiration: July 2016
Exercise Price: $10.00			7,393	81,471
Total Automotive
(Cost $432,026)				131,596
Total WARRANTS
(Cost $432,026)				131,596
Total Investments - 132.9%
(Cost $74,282,657)				76,796,219
Liabilities in Excess of Other Assets - (32.9)%				(18,998,863)
TOTAL NET ASSETS - 100.0%				$57,797,356

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Variable rate security - Interest rate shown in the rate in effect as of June 30, 2012.
2 - Portion of entire principal amount pledged as collateral for credit facility.
3 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the total value of all such investments was $16,202,451 or 28.03% of net assets.
4 - Private Placement.
5 - Non-Income producing security.
6 - Foreign security or a U.S. security of a foreign company.
7 - Payment in kind security.
8 - Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.
As of June 30, 2012, the total value of all such securities was $200 or less than 0.00% of net assets.
9 - Issuer is currently in default on its regularly scheduled interest payment.

HELIOS FUNDS
Notes to Financial Statements
June 30, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Advisor’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Advisor uses in determining fair value, including the use of the Advisor’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

The following tables provide quantitative information about each Fund’s Level 3 values, as well as their inputs, as of June 30, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

Helios Advantage Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$20,047,475	Broker quotes	NBIB (1)	59.70% - 127.41% (99.85%)
Total Fair Value for Level 3 Investments	$20,047,475

Helios High Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$14,256,181	Broker quotes	NBIB (1)	59.70% - 127.41% (99.79%)
Total Fair Value for Level 3 Investments	$14,256,181

Helios Multi-Sector High Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$17,111,875	Broker quotes	NBIB (1)	59.70% - 127.41% (99.62%)
Total Fair Value for Level 3 Investments	$17,111,875

Helios Strategic Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$12,367,305	Broker quotes	NBIB (1)	59.70% - 138.38% (102.07%)
Total Fair Value for Level 3 Investments	$12,367,305

(1)
The Company generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Advisor, including performance and covenant compliance information as provided by the independent trustee.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Advisor (or its third party service provider who is subject to oversight by the Advisor), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information and is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$865,509	$131,596	$997,105
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	4,529,897	51,022,398	-	-	-	55,552,295
Level 3 - Significant Unobservable Inputs	-	20,047,475	199,344	-	-	20,246,819
Total	$4,529,897	$71,069,873	$199,344	$865,509	$131,596	$76,796,219

Helios High
Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$632,781	$98,719	$731,500
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,848,270	34,877,012	-	-	-	38,725,282
Level 3 - Significant Unobservable Inputs	-	14,256,181	156,627	-	-	14,412,808
Total	$3,848,270	$49,133,193	$156,627	$632,781	$98,719	$53,869,590

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$718,873	$115,148	$834,021
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,723,442	39,841,594	-	-	-	43,565,036
Level 3 - Significant Unobservable Inputs	-	17,111,875	170,866	-	-	17,282,741
Total	$3,723,442	$56,953,469	$170,866	$718,873	$115,148	$61,681,798

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$3,050,821	$98,719	$ 3,149,540
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-	8,771,382	20,562,342	-	-	-	29,333,724
Level 3 - Significant Unobservable Inputs	8,264,409	-	12,367,305	142,388	-	-	20,774,102
Total	$8,264,409	$8,771,382	$32,929,647	$142,388	$3,050,821	$98,719	$53,257,366

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$18,920,655	$185,210	$19,105,865
Accrued Discounts (Premiums)	3,081	1,287	4,368
Realized Gain/(Loss)	105,502	-	105,502
Change in Unrealized Appreciation (Depreciation)	(314,627)	12,847	(301,780)
Purchases at Cost	4,769,179	-	4,769,179
Sales Proceeds	(2,106,002)	-	(2,106,002)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(1,330,313)	-	(1,330,313)	(a)
Balance as of June 30, 2012	$20,047,475	$199,344	$20,246,819
Change in unrealized gains or losses relating to assets still held at reporting date	$ (213,753)	$ 12,847	$ (200,906)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$13,709,679	$145,522	$13,855,201
Accrued Discounts (Premiums)	1,429	1,011	2,440
Realized Gain/(Loss)	122,431	-	122,431
Change in Unrealized Appreciation (Depreciation)	(277,729)	10,094	(267,635)
Purchases at Cost	3,061,624	-	3,061,624
Sales Proceeds	(1,783,753)	-	(1,783,753)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(577,500)	-	(577,500)	(a)
Balance as of June 30, 2012	$14,256,181	$156,627	$14,412,808
Change in unrealized gains or losses relating to assets still held at reporting date	$ (148,273)	$ 10,094	$ (138,179)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$15,840,232	$158,751	$15,998,983
Accrued Discounts (Premiums)	1,124	1,104	2,228
Realized Gain/(Loss)	123,917	-	123,917
Change in Unrealized Appreciation (Depreciation)	152,698	11,011	163,709
Purchases at Cost	3,776,532	-	3,776,532
Sales Proceeds	(1,854,503)	-	(1,854,503)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(928,125)	-	(928,125)	(a)
Balance as of June 30, 2012	$17,111,875	$170,866	$17,282,741
Change in unrealized gains or losses relating to assets still held at reporting date	$ 276,510	$ 11,011	$ 287,521

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage-Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$8,205,705	$11,827,302	$132,293	$20,165,300
Accrued Discounts (Premiums)	(22,600)	1,883	920	(19,797)
Realized Gain/(Loss)	-	120,666	-	120,666
Change in Unrealized Appreciation (Depreciation)	81,304	(269,117)	9,175	(178,638)
Purchases at Cost	-	2,994,075	-	2,994,075
Sales Proceeds	-	(1,756,254)	-	(1,756,254)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(551,250)	-	(551,250)	(a)
Balance as of June 30, 2012	$8,264,409	$12,367,305	$142,388	$20,774,102
Change in unrealized gains or losses relating to assets still held at reporting date	$ 81,305	$ (141,656)	$ 9,175	$ (51,175)
(a) Transferred due to increase/decrease of observable market data for these securities primarily an increase in trade basis information versus dealer quotes.

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2012, the average interest rate paid on the amounts outstanding under the line of credit was 1.23% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi-Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2012	23,700,000	17,425,000	19,800,000	15,950,000
Line of credit amount unused at June 30, 2012	3,300,000	1,575,000	2,200,000	2,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	15,950,000
Interest expense incurred on line of credit during the period	82,516	58,947	67,811	55,188

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2012.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$74,282,657	$4,387,878	$(1,874,316)	$2,513,562
Helios High Income Fund, Inc.	52,114,979	3,243,561	(1,488,950)	1,754,611
Helios Multi-Sector High Income Fund, Inc.	59,883,276	3,499,990	(1,701,468)	1,798,522
Helios Strategic Income Fund, Inc.	51,065,023	3,751,445	(1,559,102)	2,192,343

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Advantage Income Fund, Inc.

By (Signature and Title)                  /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date            August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date          August 28, 2012

By (Signature and Title)*                /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date         August 28, 2012

* Print the name and title of each signing officer under his or her signature.